UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter ended: June 30, 2004

Not an amendment.

Institutional Investment Manager Filing this Report:
Name: Kinetics Asset Management, Inc.
Address: 470 Park Avenue South
4th Floor South
New York, N.Y. 10016

13F File Number: none

The institutional investment manager filing this report; and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Andrew M. Fishman
Title: Director of Compliance
Phone: 646-495-7347
Signature, Place, and Date of Signing:
Andrew M. Fishman
New York, New York
July 28, 2004

Report Type: 13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager: none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Report Summary:
Number of Other Included Managers: none
Form 13F Information Table Entry Total:  195
Form Information Table Value Total: $1,042,948,822



NAME OF ISSUER					TITLE OF CLASS       CUSIP
	VALUE  SHARES INV. DISCRET.
MARKET      SHARES DISC

ABER DIAMOND CORP-
common-
002893105
1214259
41050
sole
ADELPHIA COMMUNICATION CORP SUB NTS CONV-
convertible bonds-
006848BG9
75000
200000
sole
ADELPHIA COMMUNICATIONS CORP PFD CONV 7.50% SER E-
convertible preferred-
006848501
324900
190000
sole
ALLEGHANY CORP-
common-
017175100
464556
1608
sole
ALLEGHENY ENERGY INC-
common-
017361106
17634352
1144407
sole
ALUMINUM CORPORATION OF CHINA LIMITED-
common-
22276109
506005
9300
sole
AMAZON.COM INC JANUARY 2206 PUT AT $75.00-
option-
0231356MO
1326960
58200
sole
AMERICAN REAL ESTATE PARTNERS LP-
common-
029169109
3096965
144169
sole
ANGLO AMERICAN PLC-
common-
03485P102
3449128
168100
sole
ANHUI EXPRESSWAY-
common-
6045180
336000
800000
sole
ANTEON INTL CORP-
common-
03674E108
1096032
33600
sole
APOLLOL GROUP INC-
common-
037604204
2452520
28000
sole
AQUILA INC-
common-
03840P102
5911950
1660660
sole
BEAR STEARNS COMPANIES INC-
common-
073902108
1757864
20800
sole
BERKSHIRE HATHAWAY INC-CLASS B-
common-
084670207
28439070
9614
sole
CACI INTL INC-
common-
127190304
23977032
593165
sole
CALPINE CORP-
common-
131347106
10319163
2388696
sole
CANADIAN OIL SANDS TRUST-
common-
13642L100
14703264
444100
sole
CATHAY GENERAL BANCORP-
149150104
997165
14950
sole
CENTER FINANCIAL CORP-
common-
15146E102
893513
58900
sole
CENTERPOINT ENERGY, INC-
sole-
15189T107
40275475
3506807
sole
CERTEGY INC COM-
common-
156880106
648900
16750
sole
CHECKFREE CORP-
common-
162813109
12300000
410000
sole
CHICAGO MERCANTILE HOLDINGS INC-
common-
167760107
14044604
97200
sole
CMS ENERGY CORP-
common-
125896100
11287282
1262900
sole
CHINA EASTERN AIRLINES CORPORATION LIMITED-
common-
16937R104
7655343
385500
sole
CHINA LIFE INS CO LTD-
common-
16939P106
70490
3000
sole
CHINA MOBILE HONG KONG LTD ADR-
common-
16941M109
850476
56000
sole
CHINA PHARMACEUTICAL-
common-
HK1092012172
236880
846000
sole
CHINA SOUTHERN AIRLINES COMPANY LIMITED-
common-
169409109
7560373
385600
sole
CHINA TELECOM CORP LTD ADR-
common-
169426103
2185
63
sole
CISCO SYSTEMS INC JANUARY 2006 PUT AT $35-
option-
17275R6MG
1459200
128000
sole
COMDISCO HOLDING COMPANY, INC-
common-
200334100
5715216
219816
sole
COMDISCO HOLDING COMPANY, INC-
rights-
200534118
10323004
24006986
sole
COMPUCOM SYSTEMS INC-
common-
204780100
55388
12200
sole
COMPUTER ASSOCIATES INTERNATIONAL INC JANUARY 2006 PUT AT $35
option-
204912MGP
1814226
228512
sole
CONEXANT SYSTEMS INC 4% 2/1/2007-
convertible bond-
207142AF7
143625
150000
sole
DELL INC JANUARY 2006 PUT AT $45-
option-
24702R6MI
1254400
128000
sole
DELUXE CORP-
common-
248019101
6142200
141200
sole
EAST WEST BANCORP INC-
common-
27579R104
1089850
35500
sole
EBAY INC -
common-
278642103
3310200
36000
sole
E SPEED  INC CL A-
common-
296643109
2365100
134000
sole
EDISON INTERNATIONAL-
common-
281020107
10984898
429609
sole
EL PASO CORPORATION-
common-
28336L109
18572600
2353312
sole
EL PASO CORPORATION CALL JULY $5 EXP 07/17/2004-
option-
28336L4GA
2355000
840000
sole
EQUIFAX INC-
common-
294429105
520465
21100
sole
ERTS PUT 1/22/05 @$25
option-
2859129MEB
469
10000
sole
EURONEXT-
common-
7153758
1029818
37000
sole
EXPEDITORS INTL WASH INC-
common-
302130109
9283991
188050
FAIRFAX FINANCIAL SENIRO DEBENTURES CONVERTIBLE 5% 07/15/2023-
convertible bond-
303901AL6
533125
500000
sole
FIDELITY NATIONAL FINANCIAL-
common-
316326107
5804292
155425
sole
FINOVA GROUP INC-
common-
317928109
110895
739300
sole
FIRST DATA CORP-
common-
319963104
3922677
88725
sole
FTI CONSULTING-
common-
302941109
5352600
324400
sole
FOREST CITY ENTERPRISES INC CL A-
common-
345550107
886375
16725
sole
GEMSTAR T V GUIDE INTERNATIONAL INC-
common-
36833W106
24000
5000
sole
GETTY IMAGES INC-
common-
374276103
1980000
33000
sole
GOLDCORP INC-
common-
380956409
296430
26851
sole
GREAT WALL AUTOMOBILE-
common-
6718255
31310
31000
sole
GREG MANNING AUCTIONS INC-
common-
563823103
2224620
145400
sole
GROUPE BRUXELLES LAMBERT-
common-
7097328-Sedol
10293371
151800
sole
HANMI FINANCIAL CORP-
common-
410495105
1086515
36831
sole
HARRIS INTERACTIVE INC-
common-
414549105
7267015
1081401
sole
HONG KONG EXCHANGE-
common-
6267359
92250
45000
sole
HUANENG PWR INTL INC-
common-
443304100
1158650
32050
sole
IGN PUT SEPT 2OO4 AT $45-
option-
464287UZP
188907
15000
sole
INTERACTIVE DATA CORPORATION-
common-
45840J107
226460
13000
sole
INTERACTIVECORP 1.99% PFD CONV SER A-
convertible preferred-
45840Q200
5625436
108180
sole
INTERNATIONAL FLAVORS & FRAGRANCES-
common-
459506101
261800
7000
sole
INTERNET HOLDRS TRUST JANUARY 2006 PUT AT $60.00-
option-
46059W6ML
234400
31300
sole
IRON MOUNTAIN INCORPORATED-
common-
462846106
1190468
25750
sole
JIANGSU EXPRESSWAY-
common-
6005504
492480
1026000
sole
K-MART HOLDING CORPORATION-
common-
498780105
19935885
276600
sole
KOREA ELECTRIC POWER-
common-
500631106
12781049
1395311
sole
THE KROGER CO JANUARY 2006 PUT AT $12.50-
option-
501044MVP
11328
25000
sole
THE KROGER CO JANUARY 2006 PUT AT $10.00-
option-
501044MBP
1219
13000
sole
THE KROGER CO JANUARY 2005 PUT AT $10.00-
option-
501044MB
8363
109000
sole
KROLL INC-
common-
501049100
13995960
379500
sole
LABRANCE & CO INC-
common-
505447102
5366908
637400
sole
LAIDLAW INTERNATIONAL INC-
common-
50730R102
129600
10000
sole
LEGG MASON INC-
common-
524901105
14903099
163900
sole
LEUCADIA NATIONAL CORP-
common-
527288104
50256690
1011201
sole
LEVEL 3 COMMUNICATIONS INC 6% CONV-
convertible-
52729NAS9
2892250
4600000
sole
LEVEL 3 COMMUNICATIONS INC-
common-
52729N100
222008
63250
sole
LOEWS CORP-
common-
540424108
1190624
19900
sole
LOWES CO PUT AT $60 EXP 01/21/2006
option-
5486616MO
2174400
96000
sole
LYNCH INTERACTIVE CORPORATION-
Common-
551146103
7130445
206500
sole
M & T BANK CORPORATION-
common-
55261F104
13601724
155880
sole
MALAN REALTY INVESTORS INC-
common-
561063108
109780
22000
sole
MANTECH INTL CORP-
common-
564563104
4607097
245450
sole
MARKEL HOLDINGS-
common-
570535104
333000
1200
sole
MARKETWATCH.COM INC-
Common-
570619106
2854800
244000
sole
MCORMICK & CO INC-
common-
579780206
275586
8100
sole
MONTPELIER RE HOLDING LTD-
common-
G62185106
839400
24000
sole
MOODYS CORPORATION-
common-
615369105
10049219
155150
sole
NARA BANCORP INC-
common-
63080P105
1020948
59600
sole
NASPERS LTD-
common-
631512100
136290
1847
sole
NETEASE.COM INC ADR-
common-
64110W102
9922
240
sole
NET RATINGS INC-
common-
64116M108
2063943
126700
sole
NEWMONT MINING CORPORATION-
common-
651639106
203889
5350
sole
JOHN NUVEEN CO-CL A-
common-
67090F106
3618000
135000
sole
PARGESA HOLDING AG, GENEVA-B-
common-
4671026
398613
148
sole
 P G & E CORP-
common-
69331C108
2757528
98875
sole
PETRO CHINA COMPANY LTD ADR-
common-
71646E100
185200
4000
sole
PICC PROPERTY & CASUALTY-
common-
6706250
102600
270000
sole
PRIMACOM AG
common-
74154N108
634352
726000
sole
PROGRESSIVE CORP-
common-
743315103
13794470
161900
sole
PROQUEST COMPANY-
common-
74346P102
81750
3000
sole
QUANTA SERVICES INC-
common-
74762E102
16474348
2648609
sole
R.H. DONNELLEY CORPORATION-
common-
74955W307
349920
8000
sole
RELIANT ENERGY INC-
common-
75952B105
60010763
5541160
sole
RENAISSANCE RE HOLDINGS LTD-
common-
G7496G103
5417658
100450
sole
RITCHIE BROTHERS AUCTIONEERS INC-
common-
767744105
2072632
71200
sole
SAFEGUARD SCIENTIFICS SUB NTS CONV 5%-
Convertible notes-
786449AE8
4390000
4000000
sole
SAFEWAY PUT 1/21/06 @ $25-
option-
7865029MEB
77031
29000
sole
SAFEWAY PUT 1/21/06 @ $30-
option-
7865029MEB
556800
96000
sole
SCRIPPS E W OHIO CL A-
common-
811054204
3795684
36100
sole
SHENZHEN EXPRESSWAY COMPANY LIMITED-
common-
6848743
363000
1100000
sole
SICHUAN EXPRESSWAY CO LIMITED-
common-
6055877
367200
3060000
sole
SIERRA PACIFIC RESOURCES-
common-
826428104
6745001
874838
sole
SINA CORP-
common-
G81477104
16495
500
sole
SMUCKER J M COMPANY-
common-
832696405
659222
14359
sole
SOHU COM INC-
common-
83408W103
5964
300
sole
STILLWATER MINING COMPANY-
common-
86074Q102
5943795
395989
sole
STRYKER CORP-
common-
863667101
772750
14050
sole
STUDENT LOAN CORP-
common-
863902102
4903013
35925
sole
SUNCOR ENERGY INC-
common-
867229106
31368139
1222536
sole
SUNGARD DATA SYSTEMS INC-
common-
867363103
260000
10000
sole
SUNSHINE PCS CORP-
common-
86783P106
15081
157850
sole
TELEPHONE & DATA SYSTEMS INC-
Common-
879433100
113920
1600
sole
TELIASONERA AB ADR-
common-
87960M106
296700
13800
sole
TEXAS GENCO HLDGS INC-
common-
882443104
11728016
260125
sole
TEXAS PACIFIC LAND TRUST-
common-
882610108
1302174
19844
sole
TRIZEC HAHN CORP 3% 01/29/2021-
convertible bond-
896938AB3
8896000
12800000
sole
TURKCELL ILETISIM HIZMETLERI ADR-
common-
900111204
2578800
84000
sole
TXU CORP-
common-
873168108
834473
20424
sole
UCBH HOLDINGS INC-
common-
90262T308
1177696
29800
sole
UNITEDGLOBALCOM INC-CL A-
Common-
913247508
14253950
1963354
sole
UNIVERSITY OF PHOENIX ONLINE-
common-
037604204
2452520
28000
sole
VALUE LINE INC-
common-
920437100
258552
7200
sole
VORNADO REALTY TRUST-
common-
929042109
525362
9200
sole
WASHINGTON POST COMPANY-
common-
939640108
65222531
70131
sole
WEBSENSE INC-
common-
947684106
297840
8000
sole
WEB MD CORPORATION-
common-
94769M105
1015880
109000
sole
WELLS FARGO & CO-
common-
949746101
3273482
57400
sole
WESCO FINL CORP-
common-
950817106
2470024
6827
sole
WHITE MOUNTAINS INSURANCE GROUP LIMITED-
common-
G9618E107
40862220
80122
sole
WILEY JOHN & SONS INC CL A-
common-
968223206
1702400
53200
sole
WILEY JOHN & SONS INC CL B-
common-
968223305
64800
2000
sole
WILLIAMS COMPANIES INC-
common-
969457100
48408379
4067931
sole
WILLIAMS COMPANIES INC 9% 2/16/05-
convertible preferred-
969457886
206700
15000
sole
WILSHIRE STATE BAK CALIF-
common-
97200A101
894980
36500
sole
ZHEJIANG EXPRESSWAY CO, LTD-
common-
6990763
568000
800000
sole
ZIMMER HOLDINGS INC-
common-
98956P102
617400
7000
sole
ABBOTT LABORATORIES
Common-
002824100
692920
17000
sole
AKZO NOBEL NV-
common-
010199305
379950
10200
sole
AMGEN INC-
Common-
031162100
534786
9800
sole
ALTANA AG ADR-
common-
02143N103
724560
12000
sole
ARENA PHARMACEUTICALS INC-
common-
040047102
78078
14300
sole
AVAX TECHNOLOGIES INC-
common-
13500
50000
sole
AVENTIS SA-
Common-
053561106
228210
3000
sole
AVIGEN INC-
common-
053690103
66682
18600
sole
BIOGEN IDEC INC-
Common-
09062X103
2229563
37250
sole
BIOMIRA INC-
Common-
0961R106
48375
37500
sole
BRISTOL-MYERS SQUIBB COMPANY-
common-
110122108
324625
13250
sole
CELL GENESYS INC-
common-
150921104
121823
11725
sole
CHIRON CORPORATION-
Common-
170040109
1477584
33100
sole
CHIRON CORPORATION JANUARY 2005 PUT AT $40.00-
option-
170040MHP
24531
10000
sole
ENTREMED INC-
common-
29382F103
22110
11000
sole
GENENCOR INTERNATIONAL INC-
common-
368709101
313486
19150
sole
GENZYME CORP-
common-
372917104
400459
8461
sole
GLAXO SMITHKLINE-
Common-
37733W105
944169
22773
sole
HUMAN GENOME SCIENCES INC-
common-
444903108
200036
17200
sole
HUMAN GENOME SCIENCES INC 5% 2/01/07-
convertible bond-
444903AF5
145125
150000
sole
ILEX ONCOLOGY INC-
Common-
451923106
724710
29000
sole
IMPATH INC-
Common-
45255G101
143000
26000
sole
JOHNSON & JOHNSON
Common-
478160104
557000
10000
sole
ELI LILLY AND COMPANY-
Common-
532457108
69910
1000
sole
MGI PHARMA INC-
Common-
552880106
540200
20000
sole
MEDAREX INC-
common-
583916101
102060
14000
sole
MEDIMMUNE INC-
Common-
584699102
690005
29500
sole
MILLENIUM PHARMACEUTICALS INC-
Common-
599902103
283535
20546
sole
MOGN PUT 1/22/05 @$55-
option-
5K599W9MKB
90000
20000
sole
NEORX CORPORATION-
common-
640520300
67230
27000
sole
NOVARTIS AG ADR-
Common-
66987V109
2187375
49150
sole
OSI PHARMACUETICALS INC CONTINGENT VALUE RIGHTS 6/12/2008-
rights-
671040111
1300
13000
sole
PFIZER INC-
common-
717081103
738871
21554
sole
PROTEIN DESIGN LABS INC-
common-
74369L103
229560
12000
sole
ROCHE HOLDING AG ADR-
Common-
771195104
396040
4000
sole
SAVIENT PHARMACEUTICALS INC-
common-
80517Q100
86800
35000
sole
SCHERING AG-
common-
806585204
1130911
19100
sole
SERONO SA-
common-
81752M101
190575
12100
sole
SUPERGEN INC-
common-
868059106
90300
14000
sole
TARGETED GENETICS CORPORATION-
common-
87612M108
15900
10000
sole
VICAL INC-
common-
925602104
61953
10700
sole
WYETH-
common-
983024100
1010672
27950
sole
1042948822

/DOCUMENT
/SUBMISSION